Share Capital and Reserves - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) shares yr $ / shares	Dec. 31, 2018 CAD ($) shares yr $ / shares	Dec. 31, 2017 CAD ($) shares yr $ / shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares authorized to purchase | shares	9,191,777	9,191,777
Cancellation of treasury shares | shares	4,788,775	4,788,775
Average share price of entity | $ / shares		$ 5.73	$ 5.55
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage share compensation arrangements relative to outstanding shares	8.50%	8.50%
Maximum term of share options granted	5 years	5 years
Number of option issued	3,130,000	3,130,000	795,000
Weighted average exercise price		$ 5.92	$ 5.50
Fair value of option issued	$ 2.8
Fair value per option | $ / shares	$ 0.90
Exercise price		$ 5.92
Expected volatility	30.00%	30.00%
Risk-free interest rate	1.90%	1.90%
Expected life | yr	3	3
Description of option pricing model, share options granted	Black-Scholes model	Black-Scholes model
Weighted average share price at time of exercise of options		$ 6.07	$ 5.69
Weighted average remaining contractual life of outstanding share options | yr	3.02	3.02	2.82
Number of options outstanding | shares	9,322,641	9,322,641	7,726,317	6,235,180
Restricted Share Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of option issued	619,300	619,300
Fair value of option issued	$ 2.7
Fair value per option | $ / shares	$ 4.43
Shares authorized for issuance share based compensation arrangement | shares	3,800,000	3,800,000
Vesting term	Three year	Three year
Number of options outstanding	2,377,436	2,377,436